NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2014
NONCONTROLLING INTEREST

27. Noncontrolling interest

As of December 31, 2014, the Group’s non-controlling interest mainly included equity interests in Red 5 and Mengxiang Hulian and equity awards granted as compensation by the Group’s subsidiaries. The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2012, 2013 and 2014.

	December 31, 2012	December 31, 2013	December 31, 2014
	RMB	RMB	RMB
Net loss attributable to The9 Limited	(514,002,092)	(526,261,572)	(86,622,470)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited’s additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	3,265	25,992	552,426
Increase in The9 Limited’s additional paid-in capital for Equity contribution from noncontrolling interest of Red 5	0	0	15,068,103
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest*	3,933,247	3,072,133	(74,477,061)

Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(510,065,580)	(523,163,447)	(145,479,002)

*	The change in ownership interest is primarily due to the vesting of restricted stock by noncontrolling interest holders and the conversion of loans to common shares by the Group in 2014 (Note 5).